Acquisitions (2012 Acquisitions) (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Business Acquisition Actual Revenue And Pre Tax Income Loss [Line Items]
Common stock, shares	423,616
Acquisition-related Costs [Member]
Business Acquisition Actual Revenue And Pre Tax Income Loss [Line Items]
Total transaction value	27,500
Cash Paid	13,400
Common stock, shares	423,616
Common stock	14,100